Unaudited Condensed Consolidated Interim Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenues	$ 29,702	$ 21,531
Cost of revenues	16,447	13,731
Cost of revenues - write-down of inventories and impairment of assets recognized in business combination and technology	194	3,219
Total cost of revenues	16,641	16,950
Gross profit	13,061	4,581
Research and development expenses	35,636	36,235
Sales and marketing expenses	15,703	19,423
General and administrative expenses	23,355	13,949
Operating loss	(61,633)	(65,026)
Finance income	80,780	7,810
Finance expense	6,442	16,835
Income (loss) before taxes on income	12,705	(74,051)
Taxes (expenses) benefit	(152)	789
Income (loss) for the period	12,553	(73,262)
Loss attributable to non-controlling interests	(550)	(437)
Income (loss) attributable to owners	$ 13,103	$ (72,825)
Income (loss) per share
Basic and diluted income (loss) per share (in Dollars per share)	$ 0.05	$ (0.28)
Other comprehensive income items that after initial recognition in comprehensive income were or will be transferred to profit or loss
Foreign currency translation differences for foreign operations	$ 597	$ (1,238)
Other comprehensive income items that will not be transferred to profit or loss
Remeasurement of net defined benefit liability (IAS 19), net of tax	(1,060)	3,127
Total other comprehensive income (loss) for the period	(463)	1,889
Total comprehensive income (loss) for the period	12,090	(71,373)
Comprehensive loss attributable to non-controlling interests	(546)	(488)
Comprehensive income (loss) attributable to owners of the Company	$ 12,636	$ (70,885)